Segment Information - Long-lived Assets By Geographic Areas (Details) - Operating segments - Dayrate - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 2,538.5	$ 2,578.3
Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	803.7	815.4
South East Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	664.7	673.4
Middle East
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	542.5	553.0
West Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	437.8	444.8
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 89.8	$ 91.7